Nature of Operations, Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Percentage of advance qualified receivables and maximum amount of outstanding	80.00%
Advances exceed amount	$ 500,000
Outstanding factoring payable							$ 110,663	$ 110,663
Debt interest rate during period						0.67%
Accumulated amortization		$ 125,000				$ 125,000	62,500	$ 62,500
Successor [Member]
Concentration credit risk percentage								92.80%
Repaid net advances from factoring of accounts receivable		0				0
Outstanding factoring payable							282,845	$ 282,845
Accumulated amortization							$ 62,500	$ 62,500
Amortization expense		$ 20,834				$ 62,500
Predecessor [Member]
Outstanding factoring payable									$ 616,719
Accumulated amortization									$ 0
Accounts Receivable [Member]
Concentration credit risk percentage								93.70%
Accounts Receivable [Member] | Predecessor [Member]
Concentration credit risk percentage									75.10%
Revenues [Member] | Successor [Member]
Concentration credit risk percentage		59.50%	80.80%		31.30%	27.50%	75.60%
Revenues [Member] | Predecessor [Member]
Concentration credit risk percentage				85.60%					84.50%
Customer One [Member] | Accounts Receivable [Member]
Concentration credit risk percentage								59.90%	25.40%
Customer One [Member] | Accounts Receivable [Member] | Successor [Member]
Concentration credit risk percentage								59.00%
Customer One [Member] | Accounts Receivable [Member] | Predecessor [Member]
Concentration credit risk percentage									25.40%
Customer One [Member] | Revenues [Member]
Concentration credit risk percentage				30.20%			32.70%		28.10%
Customer One [Member] | Revenues [Member] | Successor [Member]
Concentration credit risk percentage		24.40%	33.10%		18.80%	14.50%		32.70%
Customer One [Member] | Revenues [Member] | Predecessor [Member]
Concentration credit risk percentage				30.20%					28.10%
Customer Two [Member] | Accounts Receivable [Member]
Concentration credit risk percentage								22.90%	24.00%
Customer Two [Member] | Accounts Receivable [Member] | Successor [Member]
Concentration credit risk percentage								22.90%
Customer Two [Member] | Accounts Receivable [Member] | Predecessor [Member]
Concentration credit risk percentage									24.00%
Customer Two [Member] | Revenues [Member]
Concentration credit risk percentage				29.40%			24.20%		18.90%
Customer Two [Member] | Revenues [Member] | Successor [Member]
Concentration credit risk percentage		22.40%	30.40%		7.90%	7.50%		24.20%
Customer Two [Member] | Revenues [Member] | Predecessor [Member]
Concentration credit risk percentage				29.40%					18.90%
Customer Three [Member] | Accounts Receivable [Member]
Concentration credit risk percentage								10.90%	13.50%
Customer Three [Member] | Accounts Receivable [Member] | Successor [Member]
Concentration credit risk percentage								10.90%
Customer Three [Member] | Accounts Receivable [Member] | Predecessor [Member]
Concentration credit risk percentage									13.50%
Customer Three [Member] | Revenues [Member]
Concentration credit risk percentage				26.00%			18.60%		18.90%
Customer Three [Member] | Revenues [Member] | Successor [Member]
Concentration credit risk percentage		12.70%	17.30%		4.50%	5.50%		18.60%
Customer Three [Member] | Revenues [Member] | Predecessor [Member]
Concentration credit risk percentage				26.00%					18.90%